CAPITAL STOCK (Details - Minimum pre-Transaction price per share)	12 Months Ended
Oct. 31, 2021 $ / shares shares
$0.22
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation | $ / shares	$ 0.22
Executive bonus shares issued	40,000,000
Non-executive board bonus shares issued	2,000,000
$0.34
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation | $ / shares	$ 0.34
Executive bonus shares issued	60,000,000
Non-executive board bonus shares issued	3,000,000
$0.45
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation | $ / shares	$ 0.45
Executive bonus shares issued	80,000,000
Non-executive board bonus shares issued	4,000,000
$0.54
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation | $ / shares	$ 0.54
Executive bonus shares issued	100,000,000
Non-executive board bonus shares issued	5,000,000